INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
Summary of inventories

	At December 31,
	2022	2021
Materials and supplies	$750	$669
In-process	123	132
Concentrate	47	58
Precious metals	59	71
	$979	$930